Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Weighted Average Number Of Shares Outstanding Reconciliation [Table Text Block]
A summary of the reconciliation of basic weighted average shares outstanding to diluted weighted average shares outstanding follows:

	Three Months Ended March 31,
	2014	2013
Weighted average common shares outstanding – basic	5,442,104	5,308,161
Potentially dilutive common stock equivalents:
Class B common shares	795,479	795,479
Restricted stock	—	135,131
	795,479	930,610
	6,237,583	6,238,771
Less anti-dilutive common stock equivalents	(795,479)	(930,610)
Weighted average common shares outstanding – diluted

A summary of the reconciliation of basic weighted average shares outstanding to diluted weighted average shares outstanding follows:

	Years Ended December 31,
	2013	2012
Weighted average common shares outstanding – basic	5,344,938	5,208,408
Potentially dilutive common stock equivalents:
Class B common shares	795,479	880,443
Restricted stock	98,214	135,162
	893,693	1,015,605
	6,238,631	6,224,013
Less anti-dilutive common stock equivalents	(893,693)	(1,015,605)
Weighted average common shares outstanding – diluted	5,344,938	5,208,408